Long Term Debt (Long Term Maturities) (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Debt Instrument [Line Items]
2020	$ 1,950
2021	970
2022	799
2023	658
2024	547
Thereafter	5,166
Contractual Commitments	10,090
Subsidiaries
Debt Instrument [Line Items]
2020	550
2021	1,665
2022	512
2023	831
2024	987
Thereafter	10,262
Contractual Commitments	14,807
Emera
Debt Instrument [Line Items]
2020	0
2021	0
2022	0
2023	500
2024	437
Thereafter	1,559
Contractual Commitments	2,496
Emera US Finance LP
Debt Instrument [Line Items]
2020	0
2021	974
2022	0
2023	0
2024	0
Thereafter	2,598
Contractual Commitments	3,572
TECO Finance
Debt Instrument [Line Items]
2020	390
2021	0
2022	0
2023	0
2024	0
Thereafter	0
Contractual Commitments	390
Tampa Electric Company
Debt Instrument [Line Items]
2020	0
2021	301
2022	292
2023	0
2024	0
Thereafter	2,741
Contractual Commitments	3,334
PGS
Debt Instrument [Line Items]
2020	0
2021	61
2022	32
2023	0
2024	0
Thereafter	344
Contractual Commitments	437
NMGC
Debt Instrument [Line Items]
2020	0
2021	0
2022	0
2023	0
2024	195
Thereafter	0
Contractual Commitments	195
NMGI
Debt Instrument [Line Items]
2020	0
2021	260
2022	0
2023	0
2024	0
Thereafter	214
Contractual Commitments	474
NSPI
Debt Instrument [Line Items]
2020	0
2021	0
2022	0
2023	0
2024	308
Thereafter	2,365
Contractual Commitments	2,673
Emera Maine
Debt Instrument [Line Items]
2020	49
2021	0
2022	107
2023	11
2024	0
Thereafter	351
Contractual Commitments	518
EBP
Debt Instrument [Line Items]
2020	0
2021	0
2022	0
2023	248
2024	0
Thereafter	0
Contractual Commitments	$ 248